THE ADVISORS' INNER CIRCLE FUND

                            CAMBIAR OPPORTUNITY FUND

                      SUPPLEMENT DATED OCTOBER 30, 2006 TO
          INSTITUTIONAL CLASS SHARES PROSPECTUS DATED SEPTEMBER 1, 2006

THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The current footnote designated by "**" below the table entitled "Average Annual Returns for Periods Ended December 31, 2005" on page 3 is replaced with the following:

     "** Commencement of operations. Index comparisons begin June 30, 1998."


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 CMB-SK-009-0100

                         THE ADVISORS' INNER CIRCLE FUND

                            CAMBIAR OPPORTUNITY FUND
                        CAMBIAR INTERNATIONAL EQUITY FUND

                      SUPPLEMENT DATED OCTOBER 30, 2006 TO
            INVESTOR CLASS SHARES PROSPECTUS DATED SEPTEMBER 1, 2006

THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The current footnote designated by "*" below the table entitled "Average Annual Returns for Periods Ended December 31, 2005" on page 3 is replaced with the following:

     "* Commencement of operations. Index comparisons begin June 30, 1998."

The current footnote designated by "*" below the table entitled "Average Annual Returns for Periods Ended December 31, 2005" on page 8 is replaced with the following:

    "* Commencement of operations. Index comparisons begin August 31, 1997."


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 CMB-SK-010-0100